Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Schedule of Other Long-Term Liabilities

December 31 (millions of dollars)	2019	2018
Post-retirement and post-employment benefit liability (Note 19)	1,705	1,406
Pension benefit liability (Note 19)	1,125	547
Environmental liabilities (Note 20)	111	139
Lease obligations (Note 22)	66	—
Due to related parties (Note 28)	40	41
Long-term accounts payable	5	11
Asset retirement obligations (Note 21)	10	10
Other liabilities	11	10
	3,073	2,164